Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001622229
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	COGENT BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38443
Entity Tax Identification Number	46-5308248
Entity Address, Address Line One	200 Cambridge Park Drive
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	945-5576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 Par Value
Trading Symbol	COGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true